As filed with the Securities and Exchange Commission on January 11, 2017

Registration No. 333-163981
Registration No. 811-22356

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. [21]

☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940 ☐

Amendment No. [21]

☒

ARCHER INVESTMENT SERIES TRUST

c/o Archer Investment Corporation

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

(800) 238-7701

Copies to:

c/o Archer Investment Corporation 9000 Keystone Crossing, Suite 630 Indianapolis, IN 46240	Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012

 It is proposed that this filing will become effective:

/ X / immediately upon filing pursuant to paragraph (b)

/      / on [_] pursuant to paragraph (b)

/      / 60 days after filing pursuant to paragraph (a)(1)

/      / on

 pursuant to paragraph (a)(1)

/      / 75 days after filing pursuant to paragraph (a)(2)

/      / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/      / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Indianapolis and the State of Indiana on January 11, 2017.

ARCHER INVESTMENT SERIES TRUST

By: /s/ Troy C. Patton

Troy C. Patton, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

By: /s/ Troy C. Patton

President/Trustee

January 11, 2017

Troy C. Patton

By: /s/ David Miller *

Trustee

January 11, 2017

David Miller

By: /s/ Donald Orzeske *

Trustee

January 11, 2017

Donald Orzeske

By: /s/ Umberto Anastasi *

Treasurer

January 11, 2017

Umberto Anastasi

* By: /s/ Troy C. Patton

Troy C. Patton, Attorney in Fact.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase